UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/09

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Benchmark Plus Management, LLC
Address: 820 A Street, Suite 700

         Tacoma, WA  98402

13F File Number:  28-12504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert S. Ferguson
Title:     Principal
Phone:     253-573-0657

Signature, Place, and Date of Signing:

     Robert S. Ferguson     Tacoma, WA     May 22, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $24,583 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARRY R G CORP OHIO            COM              068798107      506    84550 SH       Sole                    84550        0        0
BIO IMAGING TECHNOLOGIES INC   COM              09056N103      909   261269 SH       Sole                   261269        0        0
BLACKROCK MUNIHLDGS INSD FDI   COM              09254C107      559    55217 SH       Sole                    55217        0        0
BLACKROCK MUNIYIELD MICH INS   COM              09254V105      432    42276 SH       Sole                    42276        0        0
BLACKROCK MUNIYIELD PA INSD    COM              09255G107      242    21459 SH       Sole                    21459        0        0
BLACKROCK MUNYIELD INSD FD I   COM              09254E103      245    21459 SH       Sole                    21459        0        0
BLACKROCK NY INS MUN INC TR    COM              09249U105      135    13208 SH       Sole                    13208        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203      139    48800 SH       Sole                    48800        0        0
DATA I O CORP                  COM              237690102      703   253823 SH       Sole                   253823        0        0
DWS GLOBAL COMMODITIES STK F   COM              23338Y100     2151   377367 SH       Sole                   377367        0        0
EATON VANCE MUNI INCOME TRUS   SH BEN INT       27826U108      244    24940 SH       Sole                    24940        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107      727    39600 SH       Sole                    39600        0        0
IMAGE SENSING SYS INC          COM              45244C104      417    46810 SH       Sole                    46810        0        0
INSURED MUN INCOME FD          COM              45809F104     1750   153531 SH       Sole                   153531        0        0
INVESTMENT GRADE MUN INCOME    COM              461368102      822    73075 SH       Sole                    73075        0        0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108      556    80399 SH       Sole                    80399        0        0
KSW INC                        COM              48268R106      448   196325 SH       Sole                   196325        0        0
LEAR CORP                      COM              521865105       11    14191 SH       Sole                    14191        0        0
MBIA CAP CLAYMORE MNG DUR IN   COM              55266X100     1170   118101 SH       Sole                   118101        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103      923   627975 SH       Sole                   627975        0        0
NEUBERGER BERMAN CA INT MUN    COM              64123C101     1504   125242 SH       Sole                   125242        0        0
NEUBERGER BERMAN DIV ADVANT    COM              64127J102      681   135300 SH       Sole                   135300        0        0
NEUBERGER BERMAN HGH YLD FD    COM              64128C106      146    21307 SH       Sole                    21307        0        0
NEUBERGER BERMAN INTER MUNI    COM              64124P101      182    15169 SH       Sole                    15169        0        0
NEUBERGER BERMAN NY INT MUN    COM              64124K102      986    82856 SH       Sole                    82856        0        0
NUVEEN FLA INVT QUALITY MUN    COM              670970102     1455   136022 SH       Sole                   136022        0        0
NUVEEN FLA QUALITY INCOME MU   COM              670978105     1325   117603 SH       Sole                   117603        0        0
NUVEEN INSD FLA PREM INCOME    COM              67101V108      491    41916 SH       Sole                    41916        0        0
NUVEEN PA PREM INCOME MUN FD   COM              67061F101      418    41400 SH       Sole                    41400        0        0
ORBIT INTL CORP                COM NEW          685559304     1065   419212 SH       Sole                   419212        0        0
PERCEPTRON INC                 COM              71361F100      131    36948 SH       Sole                    36948        0        0
POST PPTYS INC                 COM              737464107      151    14900 SH       Sole                    14900        0        0
PUTNAM MUN OPPORTUNITIES TR    SH BEN INT       746922103      939   100320 SH       Sole                   100320        0        0
SIRONA DENTAL SYSTEMS INC      COM              82966C103      744    51977 SH       Sole                    51977        0        0
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309      108    29750 SH       Sole                    29750        0        0
WESTERN ASST MNG MUN FD INC    COM              95766M105      830    74774 SH       Sole                    74774        0        0
WILLIAMS CTLS INC              COM NEW          969465608      338    67527 SH       Sole                    67527        0        0